UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

555 Taxter Road Suite 175
Elmsford, NY 10523
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - March 31, 2012 (Unaudited)

Identifier	COMMON STOCKS - 98.96%	Shares	Value
	Administrative and Support Services - 1.62%
CTRP	Ctrip.com International Ltd. - ADR*^	6,000	$129,840
EXPE	Expedia, Inc.^	25,160	841,350
IILG	Interval Leisure Group, Inc.	200	3,480
TRIP	TripAdvisor Inc.*^	25,160	897,457
			1,872,127
	Broadcasting - 4.01%
LINTA	Liberty Interactive Corporation - Class A*	174,500	3,331,205
DIS	The Walt Disney Co.^	29,691	1,299,872
			4,631,077
	Broadcasting (except Internet) - 25.18%
CBS	CBS Corporation - Class B	48,340	1,639,210
DISCA	Discovery Communications, Inc. - Class A*^	90,412	4,574,847
LBTYK	Liberty Global, Inc. - Series C*	100,707	4,822,858
LMCA	Liberty Media Corporation - Liberty Capital - Series A*	109,499	9,652,337
SNI	Scripps Networks Interactive - Class A^	65,000	3,164,850
SIRI	Sirius XM Radio, Inc.*	46,000	106,260
VIAB	Viacom Inc. - Class B	107,440	5,099,102
			29,059,464
	Computer and Electronic Product Manufacturing - 3.49%
AAPL	Apple, Inc.*	5,000	2,997,350
QCOM	QUALCOMM Inc.	15,000	1,020,300
VSAT	ViaSat, Inc.*	200	9,642
			4,027,292
	Credit Intermediation and Related Activities - 0.07%
TREE	Tree.com, Inc.*	10,033	76,251

	Data Processing, Hosting and Related Services - 0.12%
CSGP	CoStar Group, Inc.*^	2,000	138,100

	Data Processor - 4.50%
MA	Mastercard, Inc. - Class A	5,620	2,363,435
VRSK	Verisk Analytics, Inc. - Class A*	10,000	469,700
V	Visa, Inc. - Class A^	20,000	2,360,000
			5,193,135
	Defense - 5.36%
CACI	CACI International, Inc. - Class A*^	55,000	3,425,950
MANT	ManTech International Corporation - Class A^	80,000	2,756,800
			6,182,750
	Educational Services - 0.34%
EDU	New Oriental Education & Technology Group, Inc. - ADR*	14,200	389,932

	Gaming - 1.24%
200 HK	Melco International Development Limited*	1,500,000	1,433,253

	Global Exchanges - 2.42%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	20,000	79,489
JSE SJ	JSE Limited	51,000	527,884
8697 JP	Osaka Securities Exchange Co., Ltd.	210	1,165,821
SGX SP	Singapore Exchange Limited	185,000	1,021,360
			2,794,554
	Holding Company - 0.79%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	16
IEP	Icahn Enterprises LP	21,079	910,416
			910,432
	Motion Picture and Sound Recording Industries - 5.30%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	154,420	2,849,049
TWX	Time Warner, Inc.^	86,666	3,271,642
			6,120,691
	Motor Vehicle and Parts Dealers - 0.92%
AN	AutoNation, Inc.*^	30,890	1,059,836

	Non-Store Retailers - 11.32%
CPRT	Copart, Inc.*	40,060	1,044,364
EBAY	eBay, Inc.*	81,290	2,998,788
HSNI	HSN, Inc.	200	7,606
IACI	IAC/InterActiveCorp^	60,740	2,981,727
OSTK	Overstock.com, Inc.*^	1,000	5,240
RBA	Ritchie Bros. Auctioneers, Incorporated^	162,000	3,849,120
SOHU	Sohu.com Inc.*^	18,000	993,060
BID	Sotheby's^	30,000	1,180,200
			13,060,105
	Other Exchanges - 0.45%
FTIS LI	Financial Technologies (India) Ltd. - GDR	144,000	263,520
URB/A CN	Urbana Corporation - Class A*	240,000	262,269
			525,789
	Other Information Services - 9.30%
GOOG	Google Inc. - Class A*	9,970	6,393,163
NTES	NetEase.com Inc. - ADR*^	11,320	657,692
SINA	SINA Corporation*^	41,980	2,728,700
YHOO	Yahoo! Inc.*	60,000	913,200
YOKU	Youku.com, Inc. - ADR*^	2,160	47,498
			10,740,253
	Performing Arts, Spectator Sports, and Related Industries - 3.46%
LYV	Live Nation Entertainment, Inc.*^	112,724	1,059,606
MSG	The Madison Square Garden Company - Class A*	85,815	2,934,873
			3,994,479
	Professional, Scientific, and Technical Services - 3.82%
JRJC	China Finance Online Company - ADR*	10,000	23,400
CTSH	Cognizant Technology Solutions Corporation - Class A*	36,000	2,770,200
ICGE	ICG Group Inc.*	15,000	134,250
INFY	Infosys Technologies Limited - ADR^	24,185	1,379,270
MWW	Monster Worldwide, Inc.*	2,000	19,500
UNTD	United Online, Inc.	10,000	48,900
WYY	WidePoint Corp.*	39,062	36,328
			4,411,848
	Rental and Leasing Services - 0.86%
CDCO	Comdisco Holding Company, Inc.	194,400	991,440

	Satellite Telecommunications - 8.25%
DISH	DISH Network Corp. - Class A	114,400	3,767,192
SATS	EchoStar Corporation - Class A*	143,480	4,037,527
2008 HK	Phoenix Satellite Television Holdings Limited	5,006,000	1,714,748
			9,519,467
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.04%
COWN	Cowen Group, Inc. - Class A*^	193,103	523,309
ICE	IntercontinentalExchange Inc.*	11,670	1,603,691
MKTX	MarketAxess Holdings, Inc.	6,000	223,740
			2,350,740
	Special Purpose Entity - 0.00%
ADPAO	Adelphia Contingent Value Vehicle CVV Series ACC-4 Int*+	250,827	–
ADPAL	Adelphia Recovery Trust Ser ACC-6 E/F Int*+	4,878,645	–
			–
	Telecommunications - 2.66%
CHU	China Unicom (Hong Kong) Limited - ADR^	107,645	1,808,436
215 HK	Hutchison Telecommunications Hong Kong Holdings Limited	2,300,000	974,432
HTHKY	Hutchison Telecommunications Hong Kong Holdings Limited - ADR^	45,000	281,700
ICTG	ICTC Group Inc.*	149	5,103
			3,069,671
	U.S. Equity Exchanges - 0.51%
NYX	NYSE Euronext	19,830	595,098

	Warehousing and Storage - 0.93%
IRM	Iron Mountain Incorporated^	37,147	1,069,833

	TOTAL COMMON STOCKS
	(cost $80,804,013 )		114,217,617

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	–
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	–
	TOTAL ESCROW NOTES
	(cost $0 )		–

	RIGHTS - 0.78%	Shares
	Rental and Leasing Services - 0.78%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Strike Price: $1.00#	12,240,699	893,571
	TOTAL RIGHTS
	(cost $2,643,576 )		893,571

	SHORT-TERM INVESTMENTS - 0.30%	Principal Amount
	U.S. Commercial Paper - 0.26%
035016837	U.S. Bank N.A.	$300,000	300,000
	0.020%, 04/02/2012

	Money Market Funds - 0.04%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	50,152	50,152

	TOTAL SHORT-TERM INVESTMENTS
	(cost $350,152 )		350,152

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 33.42%
	Investment Companies - 33.42%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.30%b	38,566,913	38,566,913
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $38,566,913 )		38,566,913

	TOTAL INVESTMENTS - 133.46%
	(cost $122,364,654)(a)		$154,028,253
Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2012. Total loaned securities had a market value of $37,453,130 at March 31, 2012.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
#	- Contingent value right (contingent upon profitability of company).
b	- The rate quoted is the annualized seven-day yield as of March 31, 2012.
ADR	- American Depository Receipt
GDR	- Global Depository Receipt

(a) The cost basis of investments for federal tax purposes at March 31, 2012 was as follows@:
Cost of investments	$123,158,166
Gross unrealized appreciation		40,518,628
Gross unrealized depreciation		(9,648,541)
Net unrealized appreciation	$30,870,087

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - March 31, 2012 (Unaudited)

Identifier	COMMON STOCKS - 87.33%	Shares	Value
	Arts, Entertainment, and Recreation - 0.41%
585 HK	Imagi International Holdings Limited*	1,000,000	$21,634

	Asset Management - 10.70%
BX	The Blackstone Group LP	2,150	34,271
BAM	Brookfield Asset Management Inc. - Class A	1,700	53,669
DDEJF	Dundee Corporation - Class A*	2,700	67,419
JZCP LN	JZ Capital Partners Ltd.	9,000	51,823
OCX CN	Onex Corporation	5,175	190,460
RCP LN	RIT Capital Partners plc	2,000	39,028
806 HK	Value Partners Group Limited	218,000	132,223
			568,893
	Beverage and Tobacco Product Manufacturing - 0.45%
ZWACK HB	Zwack Unicum Nyrt.	400	24,004

	Broadcasting (except Internet) - 3.97%
LMCA	Liberty Media Corporation - Liberty Capital - Series A*	2,394	211,031

	Building Material and Garden Equipment and Supplies Dealers - 0.05%
OSH	Orchard Supply Hardware Stores Corporation - Class A*^	132	2,726

	Chemical Manufacturing - 1.71%
LYB	LyondellBasell Industries NV - Class A	2,080	90,792

	Commercial Banking - 0.44%
BHW PW	Bank Handlowy w Warszawie SA	500	12,320
MIL PW	Bank Millennium SA	8,000	11,323
			23,643
	Construction of Buildings - 2.48%
BRP	Brookfield Residential Properties Inc.*	9,865	104,372
LEN	Lennar Corporation - Class A^	1,000	27,180
			131,552
	Credit Intermediation and Related Activities - 1.36%
MFG	Mizuho Financial Group, Inc. - ADR	10,620	34,303
SMFG	Sumitomo Mitsui Financial Group, Inc. - ADR^	5,685	37,748
			72,051
	Crop Production - 0.41%
CRESY	Cresud S.A.C.I.F.y A. - ADR	1,765	21,745

	European Exchanges - 1.51%
BME SM	Bolsas y Mercados Espanoles	3,130	80,234

	Food Manufacturing - 1.32%
BARN SW	Barry Callebaut AG*	70	70,140

	Gaming - 5.88%
GENT MK	Genting Berhad	34,200	121,014
WYNN	Wynn Resorts Limited	1,535	191,691
			312,705
	General Merchandise Stores - 3.65%
SHLD	Sears Holdings Corporation*^	2,925	193,781

	Global Exchanges - 5.19%
BVMF3 BZ	BM&FBOVESPA SA	9,470	58,051
8697 JP	Osaka Securities Exchange Co., Ltd.	30	166,546
SGX SP	Singapore Exchange Limited	9,275	51,206
			275,803
	Holding Company - 10.17%
BOL FP	Bollore	375	78,022
IEP	Icahn Enterprises LP	2,209	95,396
JS SP	Jardine Strategic Holdings Limited	6,170	188,247
LUK	Leucadia National Corporation^	6,845	178,654
			540,319
	Insurance Carriers and Related Activities - 3.58%
GLRE	Greenlight Capital Re, Ltd. - Class A*^	7,735	190,513

	Machinery Manufacturing - 0.61%
KWG GR	KHD Humboldt Wedag International AG*	3,978	32,363

	Merchant Wholesalers, Durable Goods - 9.02%
CFR VX	Compagnie Financiere Richemont SA	3,910	245,160
DIA SM	Distribuidora International de Alimentacion SA*	1,500	7,436
MC FP	LVMH Moet Hennessy Louis Vuitton SA	1,320	226,840
			479,436
	Merchant Wholesalers, Nondurable Goods - 0.92%
GLEN LN	Glencore International plc	3,610	22,485
NOBL SP	Noble Group Limited	24,000	26,347
			48,832
	Mining (except Oil and Gas) - 3.14%
ELT AU	Elementos Limited*	9,081	1,458
FNV	Franco-Nevada Corporation^	3,185	136,892
NG CN	NovaGold Resources Inc.*	4,000	28,713
			167,063
	Motion Picture and Sound Recording Industries - 0.47%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	1,350	24,908

	Oil and Gas Extraction - 4.36%
CNQ	Canadian Natural Resources Ltd.	690	22,894
CLR	Continental Resources, Inc.*^	1,050	90,111
MAU FP	Establissements Maurel et Prom	1,000	17,585
MPNG FP	Maurel et Prom Nigeria*	1,000	2,761
POU CN	Paramount Resources Ltd. - Class A*	1,410	40,528
TOU CN	Tourmaline Oil Corp.*	2,615	57,808
			231,687
	Professional, Scientific, and Technical Services - 1.06%
BSLN SW	Basilea Pharmaceutica AG*	750	42,082
ICLL AV	Intercell AG*	4,000	14,484
			56,566
	Publishing Industries (except Internet) - 0.26%
PRS SM	Promotora de Informaciones S.A.*	18,310	13,919

	Real Estate - 11.64%
BRE CN	Brookfield Real Estate Services, Inc.	5,050	69,109
CIT SP	City Developments Limited	10,715	96,746
FCE/A	Forest City Enterprises, Inc. - Class A*^	17,405	272,562
823 HK	The Link REIT	41,900	155,934
UOL SP	UOL Group Limited	6,520	24,585
			618,936
	Support Activities for Transportation - 2.57%
694 HK	Beijing Capital International Airport Company Limited - Class H	236,000	136,454

	TOTAL COMMON STOCKS
	(cost $4,439,139 )		4,641,730

	PREFERRED STOCKS - 0.01%
	Building Material and Garden Equipment and Supplies Dealers - 0.01%
OSHUS	Orchard Supply Hardware Stores Corporation - Series A, 0%*^	132	276

	TOTAL PREFERRED STOCKS
	(cost $192 )		276

	WARRANTS - 0.01%
	Oil and Gas and Consumable Fuels - 0.01%
MAUBS FP	Maurel Et Prom Cw14
	Expiration Date: 6/30/2014
	Exercise Price: $14.20*	1,000	394
	TOTAL WARRANTS
	(cost $0)		394

	SHORT-TERM INVESTMENTS - 9.41%	Principal Amount
	Commercial Paper - 4.70%
035016837	U.S. Bank N.A.	$250,000	250,000
	0.020%, 04/02/2012

		Shares
	Money Market Funds - 4.71%
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	250,317	250,317

	TOTAL SHORT-TERM INVESTMENTS
	(cost $500,317)		500,317

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 20.88%
	Investment Companies - 20.88%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.30%b	1,109,872	1,109,872
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $1,109,872 )		1,109,872

	TOTAL INVESTMENTS - 117.64%
	(cost $6,049,520)(a)		$6,252,589
Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2012. Total loaned securities had a market value of $1,073,966 at March 31, 2012.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2012.
ADR	- American Depository Receipt

(a) The cost basis of investments for federal tax purposes at March 31, 2012 was as follows@:
Cost of investments	$6,062,007
Gross unrealized appreciation		442,804
Gross unrealized depreciation		(252,222)
Net unrealized appreciation	$190,582

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - March 31, 2012 (Unaudited)

Identifier	COMMON STOCKS - 97.68%	Shares	Value
	Asset Management - 5.88%
BAM	Brookfield Asset Management Inc. - Class A	1,442,990	$45,555,194
DDEJF	Dundee Corporation - Class A*	300	7,491
OCX CN	Onex Corporation	113,500	4,177,237
806 HK	Value Partners Group Limited	3,713,000	2,252,027
WETF	WisdomTree Investments, Inc.*	150,000	1,255,500
			53,247,449
	Beverage and Tobacco Product Manufacturing - 0.01%
BF/A	Brown-Forman Corporation - Class A	300	24,438
PM	Philip Morris International, Inc.	750	66,457
			90,895
	Broadcasting - 2.39%
LINTA	Liberty Interactive Corporation - Class A*	1,132,192	21,613,545

	Broadcasting (except Internet) - 11.32%
CBS	CBS Corporation - Class B	573,720	19,454,845
DISCA	Discovery Communications, Inc. - Class A*^	389,623	19,714,924
LMCA	Liberty Media Corporation - Liberty Capital - Series A*	579,444	51,077,989
SNI	Scripps Networks Interactive - Class A^	69,973	3,406,985
VIAB	Viacom Inc. - Class B	188,499	8,946,163
			102,600,906
	Building Material and Garden Equipment and Supplies Dealers - 0.05%
OSH	Orchard Supply Hardware Stores Corporation - Class A*^	23,155	478,151

	Chemical Manufacturing - 1.40%
SIAL	Sigma-Aldrich Corp.^	173,815	12,698,924

	Clothing and Clothing Accessories Stores - 0.05%
LTD	Limited Brands, Inc.^	9,600	460,800

	Computer and Electronic Product Manufacturing - 0.01%
VSAT	ViaSat, Inc.*	1,200	57,852

	Construction of Buildings - 0.04%
BRP	Brookfield Residential Properties Inc.*	1,200	12,696
LEN	Lennar Corporation - Class A^	14,700	399,546
			412,242
	Credit Intermediation and Related Activities - 0.00%
UCBHQ	UCBH Holdings, Inc.*^+	112,751	-

	Gaming - 8.28%
LVS	Las Vegas Sands Corp.^	649,811	37,409,619
MGM	MGM Resorts International*^	545,661	7,431,903
WYNN	Wynn Resorts Limited^	241,495	30,157,896
			74,999,418
	General Merchandise Stores - 4.64%
JCP	J.C. Penney Company, Inc.^	301,490	10,681,791
SCC CN	Sears Canada Inc.*	306,219	4,076,984
SHLD	Sears Holdings Corporation*^	412,300	27,314,875
			42,073,650
	Global Exchanges - 2.78%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	36,000	143,080
JSE SJ	JSE Limited	448,000	4,637,101
8697 JP	Osaka Securities Exchange Co., Ltd.	3,680	20,429,624
			25,209,805
	Holding Company - 9.33%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	23,520	188
IEP	Icahn Enterprises LP	707,204	30,544,134
JS SP	Jardine Strategic Holdings Limited	64,800	1,977,048
LUK	Leucadia National Corporation^	1,991,431	51,976,349
			84,497,719
	Insurance Carriers and Related Activities - 1.13%
MKL	Markel Corporation*	22,732	10,205,304

	Machinery Manufacturing - 0.02%
CFX	Colfax Corporation*	5,700	200,868

	Manufactured Brands - 1.57%
JAH	Jarden Corporation	353,543	14,223,035

	Merchant Wholesalers, Nondurable Goods - 0.01%
GLEN LN	Glencore International PLC	12,000	74,741
NOBGY	Noble Group Limited - ADR	1,200	26,160
			100,901
	Mining (except Oil and Gas) - 2.08%
FNV	Franco-Nevada Corporation^	439,162	18,875,183

	Motion Picture and Sound Recording Industries - 3.94%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	1,933,660	35,676,027

	Motor Vehicle and Parts Dealers - 6.53%
AN	AutoNation, Inc.*^	1,103,030	37,844,959
AZO	AutoZone, Inc.*	57,277	21,295,589
			59,140,548
	Oil and Gas - 1.16%
TPL	Texas Pacific Land Trust	222,598	10,495,496

	Oil and Gas Extraction - 6.83%
CNQ	Canadian Natural Resources Ltd.^	500,000	16,590,000
CLR	Continental Resources, Inc.*^	355,990	30,551,062
TOU CN	Tourmaline Oil Corp.*	655,690	14,494,926
WPX	WPX Energy Inc.*^	12,000	216,120
			61,852,108
	Other Exchanges - 0.05%
URB/A CN	Urbana Corporation - Class A*	398,178	435,124

	Other Information Services - 0.00%
GOOG	Google Inc. - Class A*	30	19,237

	Performing Arts, Spectator Sports, and Related Industries - 2.19%
LYV	Live Nation Entertainment, Inc.*^	2,109,270	19,827,138

	Real Estate - 15.50%
ALX	Alexander's, Inc. - REIT^	5,091	2,005,243
1 HK	Cheung Kong (Holdings) Limited	592,240	7,649,384
ELS	Equity Lifestyle Properties, Inc. - REIT^	412,870	28,793,554
FCE/A	Forest City Enterprises, Inc. - Class A*^	1,586,842	24,849,946
10 HK	Hang Lung Group Limited	920,000	5,953,216
12 HK	Henderson Land Development Company Limited	2,314,000	12,768,561
HHC	The Howard Hughes Corporation*	780,780	49,868,418
VNO	Vornado Realty Trust - REIT^	101,869	8,577,370
			140,465,692
	Rental and Leasing Services - 0.08%
AL	Air Lease Corporation*^	29,100	700,437

	Satellite Telecommunications - 4.15%
DISH	DISH Network Corp. - Class A	707,870	23,310,159
SATS	EchoStar Corporation - Class A*	508,232	14,301,649
LORL	Loral Space & Communications Inc.*	300	23,880
			37,635,688
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.08%
CBOE	CBOE Holdings Inc.^	1,301,926	37,000,737

	Support Activities for Transportation - 1.95%
694 HK	Beijing Capital International Airport Company Limited - Class H	27,459,000	15,876,649
357 HK	Hainan Meilan International Airport Company Limited - Class H	2,578,720	1,753,339
			17,629,988
	Utilities - 0.23%
BIP	Brookfield Infrastructure Partners LP^	65,930	2,083,388

	TOTAL COMMON STOCKS
	(cost $855,305,132 )		885,008,255

	PREFERRED STOCKS - 0.01%
	Building Material and Garden Equipment and Supplies Dealers - 0.01%
OSHUS	Orchard Supply Hardware Stores Corporation - Series A, 0%*^	23,155	48,394

	TOTAL PREFERRED STOCKS
	(cost $42,130 )		48,394

	CONVERTIBLE BONDS - 0.53%	Principal Amount
	Real Estate - 0.53%
345550AK3	Forest City Enterprises, Inc.
	3.625%, 10/15/2014	$4,000,000	4,817,500
	TOTAL CONVERTIBLE BONDS
	(cost $3,403,519 )		4,817,500

	CORPORATE BONDS - 0.00%
	Credit Intermediation and Related Activities - 0.00%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009, Acquired 10/19/2006-3/29/2007 at $7,902,157 (Default Effective 4/29/2005)*	9,503,880	9
	TOTAL CORPORATE BONDS
	(cost $7,341,784 )		9

	SHORT-TERM INVESTMENTS - 1.50%
	Commercial Paper - 1.30%
035016837	U.S. Bank, N.A.
	0.020%, 04/02/2012	11,800,000	11,800,000

	Money Market Funds - 0.20%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	1,827,804	1,827,804
	TOTAL SHORT-TERM INVESTMENTS
	(cost $13,627,804)		13,627,804

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 31.84%
	Investment Companies - 31.84%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.30%b	266,006,216	266,006,216
	JPMorgan Prime Money Market Fund, Capital Shares, 0.22%b	11,000,000	11,000,000
	Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.19%b	11,410,997	11,410,997
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $288,417,213 )		288,417,213

	TOTAL INVESTMENTS - 131.56%		$1,191,919,175
	(cost $1,168,137,582)(a)
Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2012. Total loaned securities had a market value of 278,355,865 at March 31, 2012.
+	- Security is considered illiquid. The aggregate value of this security is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2012.
ADR	- American Depository Receipt
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at March 31, 2012 was as follows@:
Cost of investments	$1,200,123,869
Gross unrealized appreciation		120,410,314
Gross unrealized depreciation		(128,615,008)
Net unrealized depreciation	$(8,204,694)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - March 31, 2012 (Unaudited)

Identifier	COMMON STOCKS - 99.43%	Shares	Value
	Ambulatory Health Care Services - 0.01%
AVXT	AVAX Technologies, Inc.*	50,000	$2,490

	Chemical Manufacturing - 2.32%
AGEN	Agenus, Inc.*	148	978
ALKS	Alkermes PLC*^	25,000	463,750
APHB	Ampliphi Biosciences Corp.*	1,000	200
MMRF	MMRGlobal Inc.*	43,000	1,247
			466,175
	Computer and Electronic Product Manufacturing - 0.02%
TGX	Theragenics Corporation*	2,000	3,680

	Pharmaceutical and Biotechnology - 91.42%
ABT	Abbott Laboratories^	19,000	1,164,510
ATLN VX	Actelion Ltd.*	11,000	402,127
AEZS	AEterna Zentaris Inc.*^	102,500	219,350
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	138,150
ATB CN	Atrium Innovations Inc.*	4,884	56,212
BIIB	Biogen Idec, Inc.*	10,250	1,291,193
BPAX	BioSante Pharmaceuticals, Inc.*^	13,476	9,164
BMY	Bristol-Myers Squibb Company^	35,000	1,181,250
CLDX	Celldex Therapeutics Inc.*	26,294	133,836
1093 HK	China Pharmaceutical Group Limited	1,640,000	375,917
CBST	Cubist Pharmaceuticals, Inc.*^	27,000	1,167,750
DNDN	Dendreon Corporation*^	29,000	308,995
LLY	Eli Lilly & Company	29,000	1,167,830
EPCT	EpiCept Corporation*	680	139
GSK	GlaxoSmithKline plc - ADR^	23,673	1,063,154
HGSI	Human Genome Sciences, Inc.*^	21,000	173,040
IMGN	ImmunoGen, Inc.*^	14,000	201,460
ISIS	Isis Pharmaceuticals, Inc.*^	29,000	254,330
ISA CN	Isotechnika Pharma Inc.*	40,000	4,612
JNJ	Johnson & Johnson	18,000	1,187,280
LIFE	Life Technologies Corporation*^	27,000	1,318,140
MAXY	Maxygen, Inc.*	41,000	235,340
MRK	Merck & Co., Inc.	11,000	422,400
MYRX	Myrexis Inc.*	74,000	224,220
COX FP	NicOx SA*	41,535	179,481
NVS	Novartis AG - ADR	21,000	1,163,610
ONTY	Oncothyreon, Inc.*^	28,333	123,532
PTIE	Pain Therapeutics, Inc.*^	38,000	136,420
PFE	Pfizer, Inc.	46,000	1,042,360
PGNX	Progenics Pharmaceuticals, Inc.*^	65,200	645,480
SNY	Sanofi-Aventis - ADR	29,000	1,123,750
SCR	Simcere Pharmaceutical Group - ADR*^	48,000	453,120
TELK	Telik, Inc.*^	116,000	16,240
VICL	Vical Incorporated*^	82,500	280,500
VPHM	ViroPharma Incorporated*	15,000	451,050
			18,315,942
	Pharmaceutical and Medicine Manufacturing - 2.38%
4508 JP	Mitsubishi Tanabe Pharma Corporation	34,000	476,912

	Professional, Scientific, and Technical Services - 3.28%
AFFX	Affymetrix, Inc.*	104,000	444,080
AMRI	Albany Molecular Research, Inc.*^	56,000	151,200
CDXS	Codexis, Inc.*^	5,611	20,480
PACB	Pacific Biosciences of California Inc.*^	12,000	41,040
			656,800
	TOTAL COMMON STOCKS
	(cost $21,393,656 )		19,921,999

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
053ESC992	Avigen Inc. Escrow*+	$51,000	–
	TOTAL ESCROW NOTES
	(cost $0 )		–

	RIGHTS - 0.11%	Shares
	Funds, Trusts, and Other Financial Vehicles - 0.01%
LGNYZ	Ligand Pharmaceuticals Incorporated General Contingent Value Right	44,000	5
LGNXZ	Ligand Pharmaceuticals Incorporated Glucagon Contingent Value Right*	44,000	660
LGNDZ	Ligand Pharmaceuticals Incorporated Roche Contingent Value Right*	44,000	44
LGNZZ	Ligand Pharmaceuticals Incorporated TR Beta Contingent Value Right*	44,000	484
			1,193
	Pharmaceutical and Biotechnology - 0.10%
80105N113	Sanofi Contingent Value Right*	15,538	20,976

	TOTAL RIGHTS (cost $0)		22,169

	SHORT-TERM INVESTMENTS - 0.47%
	Money Market Funds - 0.47%
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	94,524	94,524

	TOTAL SHORT-TERM INVESTMENTS		94,524
	(cost $94,524 )

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 37.99%
	Investment Companies - 37.99%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.30%b	7,610,549	7,610,549
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $7,610,549)		7,610,549

	TOTAL INVESTMENTS - 138.00%		$27,649,241
	(cost $29,098,729)(a)
Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2012. Total loaned securities had a market value of $7,047,081 at March 31, 2012.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2012.
ADR	- American Depository Receipt

(a) The cost basis of investments for federal tax purposes at March 31, 2012 was as follows@:
Cost of investments	$29,181,281
Gross unrealized appreciation		3,526,655
Gross unrealized depreciation		(5,058,695)
Net unrealized depreciation	$(1,532,040)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - March 31, 2012 (Unaudited)

Identifier	COMMON STOCKS - 98.62%	Shares	Value
	Accommodation - 0.81%
VAC	Marriott Vacations Worldwide Corporation*^	25,000	$712,750

	Asset Management - 15.71%
BNBMF	BAM Investments Ltd.*	99,000	1,705,168
CNS	Cohen & Steers, Inc.^	13,673	436,169
DDEJF	Dundee Corporation - Class A*	44,800	1,118,656
53 HK	Guoco Group Limited	90,000	785,778
JZCP LN	JZ Capital Partners Ltd.	88,000	506,718
OCX CN	Onex Corporation	24,860	914,944
RCP LN	RIT Capital Partners Plc	120,900	2,359,213
SII CN	Sprott, Inc.	1,680	10,442
806 HK	Value Partners Group Limited	4,265,000	2,586,829
WETF	WisdomTree Investments, Inc.*	415,000	3,473,550
			13,897,467
	Automobile and Other Motor Vehicle Merchant Wholesalers - 0.51%
VTU LN	Vertu Motors PLC	975,000	452,255

	Chemical Manufacturing - 2.00%
IPAR	Inter Parfums, Inc.	112,700	1,768,263

	Construction of Buildings - 2.58%
BRP	Brookfield Residential Properties Inc.*^	216,041	2,285,714

	Consumer, Nondurable Goods - 1.78%
MOV	Movado Group, Inc.	64,200	1,576,110

	Credit Intermediation and Related Activities - 1.31%
BOKF	BOK Financial Corporation^	11,600	652,848
RBCAA	Republic Bancorp, Inc. - Class A^	21,000	502,320
			1,155,168
	Global Exchanges - 0.85%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	190,000	755,145

	Holding Company - 12.23%
IEP	Icahn Enterprises LP	250,403	10,814,925

	Insurance Carriers and Related Activities - 1.53%
GLRE	Greenlight Capital Re, Ltd. - Class A*^	55,000	1,354,650

	Machinery Manufacturing - 1.30%
CFX	Colfax Corporation*^	32,600	1,148,824

	Manufactured Brands - 8.38%
JAH	Jarden Corporation	184,310	7,414,791

	Mining (except Oil and Gas) - 3.43%
IMN CN	Inmet Mining Corporation	40,500	2,290,040
MUX	McEwen Mining Inc.*^	168,000	745,920
			3,035,960

	Motion Picture and Sound Recording Industries - 5.97%
ASCMA	Ascent Capital Group LLC - Class A*	32,750	1,548,748
DWA	DreamWorks Animation SKG, Inc. - Class A*^	202,394	3,734,169
			5,282,917
	Motor Vehicle and Parts Dealers - 0.98%
PAG	Penske Automotive Group, Inc.^	35,020	862,543

	Oil and Gas - 4.32%
TPL	Texas Pacific Land Trust^	81,000	3,819,150

	Oil and Gas Extraction - 1.14%
WPX	WPX Energy Inc.*^	56,000	1,008,560

	Other Exchanges - 0.60%
URB/A CN	Urbana Corporation - Class A*	481,071	525,708

	Performing Arts, Spectator Sports, and Related Industries - 3.11%
LYV	Live Nation Entertainment, Inc.*^	293,067	2,754,830

	Professional, Scientific, and Technical Services - 0.48%
BDE	Black Diamond, Inc.*	46,000	425,960

	Publishing Industries (except Internet) - 2.88%
JW/A	John Wiley & Sons, Inc. - Class A	28,600	1,361,074
PRIS/B US	Promotora de Informaciones S.A. - Class B - ADR^	251,600	1,094,460
VALU	Value Line, Inc.^	7,615	93,512
			2,549,046
	Real Estate - 20.14%
ALX	Alexander's, Inc. - REIT^	1,635	643,994
BLMC	Biloxi Marsh Lands Corporation	100	960
ELS	Equity Lifestyle Properties, Inc. - REIT^	75,350	5,254,909
HHC	The Howard Hughes Corporation*^	136,253	8,702,479
KEWL	Keweenaw Land Association Ltd.*	380	28,496
FUR	Winthrop Realty Trust - REIT	275,073	3,188,096
			17,818,934
	Rental and Leasing Services - 4.32%
AL	Air Lease Corporation*^	157,200	3,783,804
CDCO	Comdisco Holding Company, Inc.^	7,560	38,556
			3,822,360
	Satellite Telecommunications - 1.28%
LORL	Loral Space & Communications Inc.*	14,200	1,130,320

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.55%
CBOE	CBOE Holdings Inc.^	16,990	482,856
RHJI BB	RHJ International*	800	4,726
			487,582
	Support Activities for Transportation - 0.37%
357 HK	Hainan Meilan International Airport Company Limited - Class H	480,000	326,364

	Telecommunications - 0.06%
CIBY	CIBL, Inc.	18	15,300
ICTG	ICTC Group Inc.*	208	7,124
LICT	Lynch Interactive Corporation*	16	34,400
			56,824
	TOTAL COMMON STOCKS
	(cost $77,846,516 )		87,243,120

	CORPORATE BONDS - 0.00%	Principal Amount
	Credit Intermediation and Related Activities - 0.00%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009, Acquired 10/19/2006-5/17/2007
	at $741,082 (Default Effective 4/29/2005)*	$2,783,965	3
	TOTAL CORPORATE BONDS
	(cost $1,232,810 )		3

	RIGHTS - 0.46%	Shares
	Rental and Leasing Services - 0.46%
200334118	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Exercise Price: $1.00#*	5,634,807	411,341
	TOTAL RIGHTS
	(cost $1,296,169 )		411,341

	SHORT-TERM INVESTMENTS - 0.45%	Principal Amount
	Commercial Paper - 0.35%
	U.S. Bank N.A.
035016837	0.020%, 04/02/2012	$305,000	305,000

		Shares
	Money Market Funds - 0.10%
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01% b	90,120	90,120
	TOTAL SHORT-TERM INVESTMENTS
	(cost $395,120 )		395,120

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 26.00%
	Investment Companies - 26.00%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.30%b	22,998,131	22,998,131
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $22,998,131 )		22,998,131

	TOTAL INVESTMENTS - 125.53%		$111,047,715
	(cost $103,768,746)(a)
Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2012. Total loaned securities had a market value of $22,186,712 at March 31, 2012.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2012.
#	- Contingent value right (contingent upon profitability of company).
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal tax purposes at March 31, 2012 was as follows@:

Cost of investments	$104,570,039
Gross unrealized appreciation		13,920,740
Gross unrealized depreciation		(7,443,064)
Net unrealized appreciation	$6,477,676

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - March 31, 2012 (Unaudited)

Identifier	COMMON STOCKS - 93.09%	Shares	Value
	Asset Management - 29.27%
APO	Apollo Global Management LLC - Class A	600	$8,568
BNBMF	BAM Investments Ltd.*	36,290	625,056
BX	The Blackstone Group LP	68,399	1,090,280
BAM	Brookfield Asset Management Inc. - Class A^	71,140	2,245,890
CNS	Cohen & Steers, Inc.^	45,822	1,461,722
DDEJF	Dundee Corporation - Class A*^	4,700	117,359
EV	Eaton Vance Corp.^	17,500	500,150
JZCP LN	JZ Capital Partners Ltd.	44,440	255,893
KKR	KKR & Co. L.P.	600	8,898
OCX CN	Onex Corporation	26,890	989,670
RCP LN	RIT Capital Partners plc	14,970	292,121
SII CN	Sprott, Inc.	41,155	255,813
TROW	T. Rowe Price Group, Inc.	3,490	227,897
806 HK	Value Partners Group Limited	1,712,000	1,038,371
WETF	WisdomTree Investments, Inc.*^	599,007	5,013,689
			14,131,377
	Broadcasting - 0.01%
LINTA	Liberty Interactive Corporation - Class A*	200	3,818

	Construction of Buildings - 0.01%
BRP	Brookfield Residential Properties Inc.*	600	6,348

	Credit Intermediation and Related Activities - 0.51%
BBCN	BBCN Bancorp, Inc.*	6,164	68,605
CATY	Cathay General Bancorp	3,237	57,295
EWBC	East West Bancorp, Inc.^	3,204	73,981
RBCAA	Republic Bancorp, Inc. - Class A^	2,000	47,840
UCBHQ	UCBH Holdings, Inc.*^+	6,803	–
			247,721
	Data Processor - 7.09%
FISV	Fiserv, Inc.*	3,606	250,220
MA	Mastercard, Inc. - Class A	4,555	1,915,560
V	Visa, Inc. - Class A^	10,650	1,256,700
			3,422,480
	European Exchanges - 1.28%
DB1 GR	Deutsche Boerse AG	9,150	616,028

	Funds, Trusts, and Other Financial Vehicles - 0.01%
RSE	Rouse Properties, Inc.*	400	5,416

	Gaming - 3.95%
LVS	Las Vegas Sands Corp.	33,090	1,904,991

	Global Exchanges - 7.32%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	21,600	85,848
JSE SJ	JSE Limited	124,500	1,288,658
8697 JP	Osaka Securities Exchange Co., Ltd.	150	832,729
SGX SP	Singapore Exchange Limited	240,000	1,325,007
			3,532,242
	Holding Company - 5.64%
IEP	Icahn Enterprises LP	46,660	2,015,256
LUK	Leucadia National Corporation^	27,100	707,310
			2,722,566
	Insurance Carriers and Related Activities - 1.76%
FFH CN	Fairfax Financial Holdings Limited	260	104,941
GLRE	Greenlight Capital Re, Ltd. - Class A*^	1,200	29,556
MKL	Markel Corporation*	523	234,796
PWF CN	Power Financial Corporation	16,400	482,406
			851,699
	Merchant Wholesalers, Nondurable Goods - 0.01%
NOBGY	Noble Group Limited - ADR	200	4,360

	Mining (except Oil and Gas) - 5.88%
FNV	Franco-Nevada Corporation^	66,005	2,836,895

	Non-Store Retailers - 3.44%
BID	Sotheby's^	42,278	1,663,217

	Other Exchanges - 2.00%
FTIS LI	Financial Technologies (India) Ltd. - GDR	96,180	176,009
IMAREX NO	IMAREX ASA*	1,850	6,822
NZX NZ	NZX Ltd.	170,954	393,336
URB/A CN	Urbana Corporation - Class A*	356,004	389,036
			965,203
	Real Estate - 0.01%
HHC	The Howard Hughes Corporation*	100	6,387

	Rental and Leasing Services - 0.65%
AL	Air Lease Corporation*^	13,000	312,910

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 21.77%
CBOE	CBOE Holdings Inc.^	129,771	3,688,092
CME	CME Group, Inc.^	6,828	1,975,545
ICE	IntercontinentalExchange Inc.*	23,047	3,167,119
IVZ	Invesco Limited	16,415	437,788
JEF	Jefferies Group, Inc.^	54,730	1,031,113
LSE LN	London Stock Exchange Group plc	12,800	211,695
			10,511,352
	Support Activities for Transportation - 0.08%
107 HK	Sichuan Expressway Co. Limited - Class H	114,000	41,251

	Telecommunications - 0.03%
IRDM	Iridium Communications, Inc.*^	1,672	14,647

	U.S. Equity Exchanges - 2.19%
NDAQ	The NASDAQ OMX Group, Inc.*	7,500	194,250
NYX	NYSE Euronext	28,720	861,887
			1,056,137
	Utilities - 0.18%
BIP	Brookfield Infrastructure Partners LP^	2,816	88,986

	TOTAL COMMON STOCKS
	(cost $37,174,738 )		44,946,031

	EXCHANGE TRADED NOTES - 0.10%
	Credit Intermediation and Related Activities - 0.10%
XIV	VelocityShares Daily Inverse VIX Short-Term ETN*^	3,800	46,626
	TOTAL EXCHANGE TRADED NOTES
	(cost $21,443 )		46,626

	MUTUAL FUNDS - 0.02%
	Funds, Trusts, and Other Financial Vehicles - 0.02%
PFN	PIMCO Income Strategy Fund II	760	7,722
	TOTAL MUTUAL FUNDS
	(cost $6,726 )		7,722

	SHORT-TERM INVESTMENTS - 6.77%	Principal Amount
	Commercial Paper - 4.76%
	U.S. Bank N.A.
035016837	0.020%, 04/02/2012	$2,300,000	2,300,000

		Shares
	Money Market Funds - 2.01%
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01% b	970,958	970,958

	TOTAL SHORT-TERM INVESTMENTS
	(cost $3,270,958)		3,270,958

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 33.34%
	Investment Companies - 33.34%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.30%b	16,095,056	16,095,056
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $16,095,056 )		16,095,056

	TOTAL INVESTMENTS - 133.32%
	(cost $56,568,921)(a)		$64,366,393

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2012. Total loaned securities had a market value of $15,504,648 at March 31, 2012.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2012.
ADR	- American Depository Receipt.
GDR	- Global Depository Receipt.

(a) The cost basis of investments for federal tax purposes at March 31, 2012 was as follows@:

Cost of investments	$58,924,010
Gross unrealized appreciation		11,769,301
Gross unrealized depreciation		(6,326,918)
Net unrealized appreciation	$5,442,383

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments - March 31, 2012 (Unaudited)

Identifier	COMMON STOCKS - 10.03%	Shares	Value
	Administrative and Support Services - 0.37%
TRIT	Tri-Tech Holding Inc.*^	6,000	$43,500

	Computer and Electronic Product Manufacturing - 0.43%
XLS	Exelis Inc.	4,000	50,080

	Fabricated Industrial Parts - 0.94%
XYL	Xylem, Inc.	4,000	111,000

	Machinery Manufacturing - 1.39%
ERII	Energy Recovery Inc.*^	51,108	117,548
ITT	ITT Corp.	2,000	45,880
			163,428
	Professional, Scientific, and Technical Services - 0.61%
URS	URS Corporation	1,700	72,284

	Utilities - 6.29%
CDZI	Cadiz Inc.*^	52,500	483,001
CWCO	Consolidated Water Co., Ltd.^	27,875	220,491
PICO	PICO Holdings, Inc.*	1,600	37,520
			741,012
	TOTAL COMMON STOCKS
	(cost $1,557,252 )		1,181,304

	CONVERTIBLE BONDS - 25.40%	Principal Amount
	Holding Company - 11.58%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013#	$1,370,000	1,364,520
	Oil and Gas Extraction - 13.82%
165167CB1	Chesapeake Energy Corporation
	2.250%, 12/15/2038#	2,000,000	1,627,500
	TOTAL CONVERTIBLE BONDS
	(cost $2,952,369 )		2,992,020

	CORPORATE BONDS - 42.61%
	Fabricated Metal Product Manufacturing - 18.91%
624758AB4	Mueller Water Products, Inc.
	7.375%, 06/01/2017#	2,250,000	2,227,500
	Utilities - 23.70%
7595554	Veolia Environment SA
	4.875%, 05/28/2013#	2,000,000	2,791,880
	TOTAL CORPORATE BONDS
	(cost $4,989,748 )		5,019,380

	WARRANTS - 0.01%	Shares
	Utilities - 0.01%
CHC/WS	China Hydroelectric Corporation	40,000	1,300
	Expiration Date: 1/25/2014
	Exercise Price: $15.00*
	TOTAL WARRANTS
	(cost $48,000 )		1,300

	SHORT-TERM INVESTMENTS - 0.53%
	Money Market Funds - 0.53%
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01% b	63,000	63,000
	TOTAL SHORT-TERM INVESTMENTS
	(cost $63,000 )		63,000

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 4.71%
	Investment Companies - 4.71%
	Mount Vernon Securities Lending Trust - Prime Portfolio
	Prime Portfolio, 0.30%b	554,858	554,858
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $554,858 )		554,858

	TOTAL INVESTMENTS - 83.29%		$9,811,862
	(cost $10,165,227)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2012. Total loaned securities had a market value of $501,264 at March 31, 2012
#	- All or a portion of the shares have been committed as collateral for written option contracts.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2012.

(a) The cost basis of investments for federal tax purposes at March 31, 2012 was as follows@:
Cost of investments	$10,277,072
Gross unrealized appreciation		310,111
Gross unrealized depreciation		(775,321)
Net unrealized depreciation	$(465,210)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Options Written - March 31, 2012 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts*	Value
	Chemical Manufacturing
	Calgon Carbon Corporation
CCC 120421P00012500	Expiration: April 2012, Exercise Price: $12.50	120	$1,200
CCC 121020P00012500	Expiration: October 2012, Exercise Price: $12.50	85	3,825
			5,025
	Computer and Electronic Product Manufacturing
	Itron, Inc.
ITRI 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	100	13,000

	Electrical Equipment, Appliance, and Component Manufacturing
	Franklin Electric Co., Inc.
FELE 120616P00040000	Expiration: June 2012, Exercise Price: $40.00	25	1,625

	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 130119P00047000	Expiration: January 2013, Exercise Price: $47.00	40	7,800
	Pentair, Inc.
PNR 120519P00030000	Expiration: May 2012, Exercise Price: $30.00	120	900
			8,700
	Funds, Trusts, and Other Financial Vehicles
	PowerShares Water Resources ETF
PHO 120616P00015000	Expiration: June 2012, Exercise Price: $15.00	600	4,500
PHO 120616P00016000	Expiration: June 2012, Exercise Price: $16.00	300	3,750
			8,250
	Heavy and Civil Engineering Construction
	Aegion Corp.
AEGN 120616P00012500	Expiration: June 2012, Exercise Price: $12.50	100	1,250

	Primary Metal Manufacturing
	Northwest Pipe Company
NWPX 120922P00020000	Expiration: September 2012, Exercise Price: $20.00	95	18,525

	Professional, Scientific, and Technical Services
	URS Corporation
URS 120421P00030000	Expiration: April 2012, Exercise Price: $30.00	60	450
URS 120721P00040000	Expiration: July 2012, Exercise Price: $40.00	15	2,663
			3,113
	Utilities
	Cadiz Inc.
CDZI 120519P00007500	Expiration: May 2012, Exercise Price: $7.50	100	2,250
	Cia de Saneamento Basico do Estado de Sao Paulo - ADR
SBS 120421P00045000	Expiration: April 2012, Exercise Price: $45.00	45	1,125
	Companhia Energetica de Minas Gerais - ADR
CIG1 120616P00015000	Expiration: June 2012, Exercise Price: $15.00	100	24,999
	Veolia Environment - ADR
VE 120421P00015000	Expiration: April 2012, Exercise Price: $15.00	300	6,000
			34,374
	Waste Management and Remediation Services
	Clean Harbors, Inc.
CLH 120421P00045000	Expiration: April 2012, Exercise Price: $45.00	50	125

	Fabricated Industrial Parts
	Xylem, Inc.
XYL 121020P00025000	Expiration: October 2012, Exercise Price: $25.00	95	12,588

	TOTAL PUT OPTIONS WRITTEN
	(premiums received ($368,406))		$106,575

*	- 100 Shares Per Contract.
ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2012

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As Would Be Reflected in the Statement of Assets and Liabilities
The following is a summary of the fair values of derivative instruments as of March 31, 2012:
Equity Contracts
Assets		Liabilities
Description	Fair Value	Description	Fair Value

Written Options	-	Written option contracts, at value	$106,575
Total	$-	Total	$106,575

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments - March 31, 2012 (Unaudited)

		Principal
Identifier	CONVERTIBLE BONDS - 67.58%	Amount	Value
	Administrative and Support Services - 8.89%
	WebMD Health Corp.
94770VAG7	2.250%, 03/31/2016, Acquired 1/10/2012 at $367,000 ■#	400,000	$383,500
94770VAF9	2.500%, 01/31/2018, Acquired 2/13/2012-3/2/2012 at $267,375 ■#	2,685,000	2,419,856
			2,803,356
	Computer and Electronic Product Manufacturing - 4.81%
502413AW7	L-3 Communications Holdings, Inc.
	3.000%, 08/01/2035 #	1,550,000	1,517,062
	Holding Company - 5.85%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013 #	1,850,000	1,842,600
	Mining (except Oil and Gas) - 7.95%
496902AD9	Kinross Gold Corporation
	1.750%, 03/15/2028	1,100,000	1,097,250
608753AB5	Molycorp Inc.
	3.250%, 06/15/2016, Acquired 11/15/2011-11/18/2011 at $1,390,338 ■#	1,500,000	1,408,125
			2,505,375
	Nonmetallic Mineral Product Manufacturing - 6.93%
69073TAQ6	Owens-Brockway Glass Container
	3.000%, 06/01/2015, Acquired 7/6/2011-11/14/2011 at $2,175,589 ■ #	2,220,000	2,183,925
	Oil and Gas Extraction - 21.12%
B4MT4X3	Arcan Resources Ltd.
	6.250%, 02/28/2016	987,000	989,523
	Chesapeake Energy Corporation
165167BW6	2.750%, 11/15/2035 #	350,000	346,938
165167CB1	2.250%, 12/15/2038 #	2,880,000	2,343,600
C72377AA9	PetroBakken Energy Ltd.
	3.125%, 02/08/2016	3,000,000	2,977,800
			6,657,861
	Performing Arts, Spectator Sports, and Related Industries - 3.66%
538034AB5	Live Nation Entertainment, Inc.
	2.875%, 07/15/2027#	1,200,000	1,153,500
	Professional, Scientific, and Technical Services - 0.32%
159864AB3	Charles River Laboratories International, Inc.
	2.250%, 06/15/2013#	100,000	101,250
	Real Estate - 8.05%
029169AA7	American Real Estate
	4.000%, 08/15/2013, Acquired 6/24/2011-10/26/2011 at $331,261 ■ #	350,000	348,600
	Forest City Enterprises, Inc.
345550AK3	3.625%, 10/15/2014#	300,000	361,313
345550AN7	4.250%, 08/15/2018, Acquired 10/25/2011-11/14/2011 at $1,626,383 ■ #	1,800,000	1,829,250
			2,539,163
	TOTAL CONVERTIBLE BONDS
	(cost $20,967,590 )		21,304,092

	CORPORATE BONDS - 30.31%
	Administrative and Support Services - 1.08%
	Corrections Corp. of America
22025YAJ9	6.750%, 01/31/2014#	100,000	100,625
22025YAK6	7.750%, 06/01/2017#	220,000	240,900
			341,525
	Chemical Manufacturing - 0.84%
785583AC9	Sabine Pass LNG L P
	7.250%, 11/30/2013 #	250,000	265,000

	Medical Specialty - 4.03%
23918KAL2	Davita, Inc.
	6.375%, 11/01/2018 #	1,210,000	1,270,500

	Mining (except Oil and Gas) - 5.77%
20854PAD1	Consol Energy, Inc.
	8.000%, 04/01/2017 #	1,495,000	1,566,012
704549AH7	Peabody Energy Corporation
	6.500%, 09/15/2020 #	250,000	251,250
			1,817,262
	Oil and Gas Extraction - 3.95%
039252AB7	Arcan Resources Ltd.
	6.500%, 10/31/2018	167,000	167,427
	Harvest Operations Corp.
B45KCB7	7.250%, 09/30/2013#	200,000	205,023
B45H5R5	7.500%, 05/31/2015	830,000	871,647
			1,244,097
	Real Estate - 3.42%
	The Rouse Company LP
779273AF8	7.200%, 09/15/2012 #	273,000	277,778
U77928AA4	6.750%, 05/01/2013 #	200,000	206,500
779273AG6	5.375%, 11/26/2013 #	590,000	594,425
			1,078,703
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.23%
52107QAC9	Lazard Group LLC
	7.125%, 05/15/2015#	67,000	72,699
	Utilities - 10.99%
131347BP0	Calpine Corp.
	7.250%, 10/15/2017 Acquired 11/15/2011-1/30/2012 at $2,074,500 ■^	2,000,000	2,130,000
629377AX0	NRG Energy, Inc.
	7.375%, 01/15/2017^	1,280,000	1,334,400
			3,464,400
	TOTAL CORPORATE BONDS
	(cost $9,436,598 )		9,554,186

	MUNICIPAL BONDS - 4.11%
	Air Transportation - 4.11%
	Branson Missouri Regional Airport Transportation Development District
105459AB7	6.000%, 07/01/2025*	2,000,000	740,000
105459AC5	6.000%, 07/01/2037*	1,500,000	555,000
			1,295,000
	TOTAL MUNICIPAL BONDS
	(cost $2,245,112 )		1,295,000

	SHORT-TERM INVESTMENTS - 3.95%
	Commercial Paper - 2.22%
	U.S. Bank N.A.
035016837	0.020%, 04/02/2012	700,000	700,000

		Shares
	Money Market Funds - 1.73%
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	547,077	547,077

	TOTAL SHORT-TERM INVESTMENTS
	(cost $1,247,077)		1,247,077

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 9.27%
	Investment Companies - 9.27%
	Mount Vernon Securities Lending Trust -
SECLENDING	Prime Portfolio, 0.30%b	2,923,080	2,923,080
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $2,923,080 )		2,923,080

	TOTAL INVESTMENTS - 115.22%
	(cost $36,819,457) (a)		$36,323,435

Percentages are stated as a percent of net assets.

■	- Restricted Security restricted to institutional investors (144a Securities); the percentage of net assets comprised of 144a securities was 34.0%.
#	- All or a portion of the shares have been committed as collateral for written option contracts.
^	- This security or a portion of this security was out on loan at March 31, 2012. Total loaned securities had a market value of $2,855,274 at March 31, 2012.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2012.
*	The security missed Jan. 1st, 2012 interest payment and has ceased to accrue income.

(a) The cost basis of investments for federal tax purposes at March 31, 2012 was as follows@:
Cost of investments	$36,256,753
Gross unrealized appreciation		727,618
Gross unrealized depreciation		(660,936)
Net unrealized appreciation	$66,682

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written - March 31, 2012 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts*	Value
	Accommodation
	Carnival Corporation
CCL 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	60	5,100
	Royal Caribbean Cruises Ltd.
RCL 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	30	5,790
RCL 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	42	10,920
			21,810
	Administrative and Support Services
	Expedia, Inc.
EXPE1 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	45	3,600
	WebMD Health Corp.
WBMD 120922P00020000	Expiration: September 2012, Exercise Price: $20.00	20	1,900
WBMD 120922P00022500	Expiration: September 2012, Exercise Price: $22.50	90	15,075
			20,575
	Amusement, Gambling, and Recreation Industries
	Las Vegas Sands Corp.
LVS 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	22	4,796

	Asset Management
	BlackRock, Inc.
BLK 120421P00150000	Expiration: April 2012, Exercise Price: $150.00	3	38
BLK 130119P00150000	Expiration: January 2013, Exercise Price: $150.00	5	3,025
BLK 130119P00160000	Expiration: January 2013, Exercise Price: $160.00	3	2,310
	The Blackstone Group LP
BX 130119P00010000	Expiration: January 2013, Exercise Price: $10.00	144	4,032
BX 130119P00017500	Expiration: January 2013, Exercise Price: $17.50	21	5,911
	Brookfield Asset Management Inc. - Class A
BAM 120922P00030000	Expiration: September 2012, Exercise Price: $30.00	23	2,933
	Cohen & Steers, Inc.
CNS 120616P00020000	Expiration: June 2012, Exercise Price: $20.00	50	12,500
CNS 120616P00025000	Expiration: June 2012, Exercise Price: $25.00	30	7,425
	Federated Investors, Inc. - Class B
FII 120421P00017500	Expiration: April 2012, Exercise Price: $17.50	28	490
FII 120421P00020000	Expiration: April 2012, Exercise Price: $20.00	30	1,125
FII 120721P00017500	Expiration: July 2012, Exercise Price: $17.50	50	3,000
FII 121020P00017500	Expiration: October 2012, Exercise Price: $17.50	50	5,500
	Franklin Resources, Inc.
BEN 130119P00093000	Expiration: January 2013, Exercise Price: $93.00	2	705
BEN 130119P00095000	Expiration: January 2013, Exercise Price: $95.00	10	3,850
	Invesco Limited
IVZ 120421P00015000	Expiration: April 2012, Exercise Price: $15.00	100	750
IVZ 120421P00017500	Expiration: April 2012, Exercise Price: $17.50	50	375
IVZ 120721P00020000	Expiration: July 2012, Exercise Price: $20.00	55	1,238
	Legg Mason, Inc.
LM 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	51	8,543
LM 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	63	14,333
			78,083

	Bank Holdings Company
	The Goldman Sachs Group, Inc.
GS 130119P00090000	Expiration: January 2013, Exercise Price: $90.00	5	1,837
GS 130119P00095000	Expiration: January 2013, Exercise Price: $95.00	7	3,202
	JPMorgan Chase & Co.
JPM 130119P00028000	Expiration: January 2013, Exercise Price: $28.00	15	908
			5,947
	Beer, Wine and Distilled Alcoholic Beverage Merchant Wholesalers
	Molson Coors Brewing Company - Class B
TAP 120421P00040000	Expiration: April 2012, Exercise Price: $40.00	22	55
TAP 120721P00040000	Expiration: July 2012, Exercise Price: $40.00	30	1,275
			1,330
	Beverage and Tobacco Product Manufacturing
	Anheuser-Busch InBev NV - ADR
BUD 120616P00050000	Expiration: June 2012, Exercise Price: $50.00	38	285
	Diageo plc - ADR
DEO 120421P00075000	Expiration: April 2012, Exercise Price: $75.00	10	75
	PepsiCo, Inc.
PEP 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	10	885
PEP 130119P00057500	Expiration: January 2013, Exercise Price: $57.50	19	2,764
PEP 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	20	3,840
			7,849
	Broadcasting (except Internet)
	Cablevision Systems Corporation - Class A
CVC 130119P00013000	Expiration: January 2013, Exercise Price: $13.00	50	6,875
	Comcast Corporation - Class A
CMCSA 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	115	6,497
CMCSA 130119P00022500	Expiration: January 2013, Exercise Price: $22.50	8	668
	Discovery Communications - Class A
DISCA 120421P00035000	Expiration: April 2012, Exercise Price: $35.00	37	277
DISCA 120421P00040000	Expiration: April 2012, Exercise Price: $40.00	15	112
	Time Warner Cable Inc.
TWC 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	17	1,402
TWC 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	21	2,205
	The Walt Disney Company
DIS 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	34	4,828
DIS 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	15	1,185
			24,049
	Building Material and Garden Equipment and Supplies Dealers
	The Sherwin-Williams Company
SHW 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	7	490
SHW 130119P00085000	Expiration: January 2013, Exercise Price: $85.00	10	1,900
			2,390
	Chemical Manufacturing
	Cameco Corporation
CCJ 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	14	980
CCJ 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	51	11,220
CCJ 130119P00022000	Expiration: January 2013, Exercise Price: $22.00	40	12,800
	The Clorox Company
CLX 130119P00062500	Expiration: January 2013, Exercise Price: $62.50	40	8,100
	The Estee Lauder Companies Inc. - Class A
EL 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	54	4,185
	LyondellBasell Industries NV - Class A
LYB 120616P00028500	Expiration: June 2012, Exercise Price: $28.50	30	300
	Novartis AG - ADR
NVS 130119P00047500	Expiration: January 2013, Exercise Price: $47.50	22	2,640
NVS 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	20	3,400
	The Procter & Gamble Company
PG 130119P00057500	Expiration: January 2013, Exercise Price: $57.50	10	1,435
PG 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	35	6,667
	Sanofi-Aventis - ADR
SNY 120922P00034000	Expiration: September 2012, Exercise Price: $34.00	22	2,530
	Sigma-Aldrich Corporation
SIAL 120421P00060000	Expiration: April 2012, Exercise Price: $60.00	7	70
SIAL 120421P00065000	Expiration: April 2012, Exercise Price: $65.00	15	225
SIAL 120721P00065000	Expiration: July 2012, Exercise Price: $65.00	18	1,935
SIAL 121020P00065000	Expiration: October 2012, Exercise Price: $65.00	5	1,187
			57,674
	Clothing and Clothing Accessories Stores
	Tiffany & Co.
TIF 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	15	2,827
TIF 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	26	5,993
			8,820
	Computer and Electronic Product Manufacturing
	Anaren, Inc.
ANEN 120721P00017500	Expiration: July 2012, Exercise Price: $17.50	100	9,000
ANEN 121020P00017500	Expiration: October 2012, Exercise Price: $17.50	40	5,200
	L-3 Communications Holdings, Inc.
LLL 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	20	4,750
	Rockwell Collins, Inc.
COL 120421P00050000	Expiration: April 2012, Exercise Price: $50.00	5	38
COL 120721P00050000	Expiration: July 2012, Exercise Price: $50.00	10	725
			19,713
	Couriers and Messengers
	FedEx Corp.
FDX 130119P00075000	Expiration: January 2013, Exercise Price: $75.00	13	4,095
FDX 130119P00080000	Expiration: January 2013, Exercise Price: $80.00	5	2,125
FDX 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	4	2,960
	United Parcel Service - Class B
UPS 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	12	1,242
UPS 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	12	1,818
UPS 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	4	926
			13,166
	Credit Intermediation and Related Activities
	American Express Company
AXP 130119P00045000	Expiration: January 2013, Exercise Price: $45.00	18	3,015
	Annaly Capital Management Inc.
NLY 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	105	10,342
	Bank Of America Corporation
BAC 120519P00010000	Expiration: May 2012, Exercise Price: $10.00	40	3,360
BAC 130119P00005000	Expiration: January 2013, Exercise Price: $5.00	60	1,170
BAC 130119P00007500	Expiration: January 2013, Exercise Price: $7.50	15	953
	The Bank Of New York Mellon Corp.
BK 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	100	12,200
	M&T Bank Corporation
MTB 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	15	3,975
MTB 130119P00075000	Expiration: January 2013, Exercise Price: $75.00	15	5,550
MTB 130119P00085000	Expiration: January 2013, Exercise Price: $85.00	6	4,440
	Northern Trust Corp.
NTRS 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	6	645
NTRS 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	41	7,893
	State Street Corporation
STT 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	10	1,035
STT 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	62	10,478
STT 130119P00037000	Expiration: January 2013, Exercise Price: $37.00	10	2,070
	U.S. Bancorp
USB 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	40	1,560
USB 130119P00022000	Expiration: January 2013, Exercise Price: $22.00	40	2,220
			70,906
	Data Processing, Hosting and Related Services
	CoreLogic, Inc.
CLGX 120421P00010000	Expiration: April 2012, Exercise Price: $10.00	185	1,387

	Defense
	CACI International Inc. - Class A
CACI 120922P00055000	Expiration: September 2012, Exercise Price: $55.00	33	5,197
	Northrop Grumman Corporation
NOC 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	22	3,850
NOC 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	5	1,050
NOC 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	22	5,995
			16,092
	Depository Credit Intermediation
	HDFC Bank Ltd. - ADR
HDB 120421P00025000	Expiration: April 2012, Exercise Price: $25.00	9	90
HDB 120421P00030000	Expiration: April 2012, Exercise Price: $30.00	6	90
HDB 120721P00030000	Expiration: July 2012, Exercise Price: $30.00	10	875
			1,055
	Electric Power Distribution
	Exelon Corporation
EXC1 120721P00032000	Expiration: July 2012, Exercise Price: $32.00	5	112

	Fabricated Metal Product Manufacturing
	McDermott International, Inc.
MDR 130119P00007500	Expiration: January 2013, Exercise Price: $7.50	200	7,000
MDR 130119P00010000	Expiration: January 2013, Exercise Price: $10.00	30	2,700
			9,700
	Food Manufacturing
	Archer-Daniels-Midland Company
ADM 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	106	10,017
	Bunge Limited
BG 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	31	6,045
BG 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	6	2,760
BG 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	4,750
	ConAgra Foods, Inc.
CAG 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	12	930
CAG 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	102	13,515
	Dean Foods Company
DF 130119P00007500	Expiration: January 2013, Exercise Price: $7.50	40	1,100
	Unilever NV
UN 120818P00030000	Expiration: August 2012, Exercise Price: $30.00	87	4,785
			43,902
	Funds, Trusts, and Other Financial Vehicles
	iShares MSCI Japan Index Fund
EWJ 130119P00009000	Expiration: January 2013, Exercise Price: $9.00	321	10,272
	Market Vectors Gold Miners ETF
GDX 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	42	7,791
GDX 130119P00045000	Expiration: January 2013, Exercise Price: $45.00	11	3,740
GDX 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	14	7,875
	Market Vectors Junior Gold Miners ETF
GDXJ 130119P00021630	Expiration: January 2013, Exercise Price: $21.63	30	7,050
GDXJ 130119P00024630	Expiration: January 2013, Exercise Price: $24.63	15	5,775
GDXJ 130119P00027630	Expiration: January 2013, Exercise Price: $27.63	15	8,100
			50,603
	General Merchandise Stores
	Sears Holdings Corporation
SHLD1 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	12	14,400

	Holding Company
	Berkshire Hathaway Inc. - Class B
BRKB 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	10	2,225
BRKB 130119P00072500	Expiration: January 2013, Exercise Price: $72.50	31	8,277
	Leucadia National Corporation
LUK 120616P00022500	Expiration: June 2012, Exercise Price: $22.50	50	2,250
LUK 120922P00025000	Expiration: September 2012, Exercise Price: $25.00	10	1,800
			14,552
	Insurance Carriers and Related Activities
	American International Group, Inc.
AIG 130119P00022500	Expiration: January 2013, Exercise Price: $22.50	30	2,610
AIG 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	93	12,974
	China Life Insurance Co., Limited - ADR
LFC 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	32	10,160
	Greenlight Capital Re, Ltd. - Class A
GLRE 120519P00020000	Expiration: May 2012, Exercise Price: $20.00	75	2,250
GLRE 120519P00022500	Expiration: May 2012, Exercise Price: $22.50	25	625
GLRE 120818P00022500	Expiration: August 2012, Exercise Price: $22.50	30	3,450
	Loews Corporation
L 120922P00035000	Expiration: September 2012, Exercise Price: $35.00	54	3,915
	Marsh & McLennan Companies, Inc.
MMC 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	16	2,520
	The Progressive Corporation
PGR 130119P00017500	Expiration: January 2013, Exercise Price: $17.50	29	1,232
PGR 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	40	3,300
			43,036
	Machinery Manufacturing
	Lindsay Corporation
LNN 120922P00060000	Expiration: September 2012, Exercise Price: $60.00	35	13,650

	Manufactured Brands
	Jarden Corporation
JAH 120721P00030000	Expiration: July 2012, Exercise Price: $30.00	66	2,310

	Mining (except Oil and Gas)
	Barrick Gold Corporation
ABX 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	53	16,695
ABX 130119P00043000	Expiration: January 2013, Exercise Price: $43.00	8	3,620
ABX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	9	7,515
	Franco-Nevada Corporation
FNV 120721P00035000	Expiration: July 2012, Exercise Price: $35.00	40	1,500
	Freeport-McMoRan Copper & Gold Inc.
FCX 130119P00029500	Expiration: January 2013, Exercise Price: $29.50	30	6,195
FCX 130119P00033000	Expiration: January 2013, Exercise Price: $33.00	30	9,600
	Harry Winston Diamond Corporation
HWD 120818P00010000	Expiration: August 2012, Exercise Price: $10.00	50	1,250
HWD 120818P00012500	Expiration: August 2012, Exercise Price: $12.50	110	7,425
HWD 121117P00012500	Expiration: November 2012, Exercise Price: $12.50	19	2,993
	Kinross Gold Corporation
KGC 130119P00010000	Expiration: January 2013, Exercise Price: $10.00	150	24,000
	Newmont Mining Corporation
NEM 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	39	25,253
NEM 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	10	11,650
	NovaGold Resources Inc.
NG 140118P00007000	Expiration: January 2014, Exercise Price: $7.00	285	50,587
	Peabody Energy Corporation
BTU 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	30	15,450
	Rio Tinto PLC - ADR
RIO 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	20	11,500
RIO 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	12	12,120
	Royal Gold, Inc.
RGLD 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	4	2,020
RGLD 130119P00062500	Expiration: January 2013, Exercise Price: $62.50	4	2,500
	Vale SA
VALE 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	80	33,200
			245,073
	Miscellaneous Manufacturing
	3M Co.
MMM 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	10	1,425
MMM 130119P00067500	Expiration: January 2013, Exercise Price: $67.50	23	3,807
	International Game Technology
IGT 130119P00012500	Expiration: January 2013, Exercise Price: $12.50	118	7,375
IGT 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	75	9,750
			22,357
	Motion Picture and Sound Recording Industries
	DreamWorks Animation SKG, Inc. - Class A
DWA 120616P00015000	Expiration: June 2012, Exercise Price: $15.00	80	1,400
DWA 120922P00017500	Expiration: September 2012, Exercise Price: $17.50	51	7,140
			8,540
	Motor Vehicle and Parts Dealers
	Penske Automotive Group, Inc.
PAG 120818P00020000	Expiration: August 2012, Exercise Price: $20.00	105	9,188

	Nonmetallic Mineral Product Manufacturing
	Owens-Illinois, Inc.
OI 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	100	4,750

	Non-Store Retailers
	Amazon.com, Inc.
AMZN 130119P00150000	Expiration: January 2013, Exercise Price: $150.00	10	7,400
AMZN 130119P00165000	Expiration: January 2013, Exercise Price: $165.00	2	2,155
AMZN 130119P00180000	Expiration: January 2013, Exercise Price: $180.00	4	6,120
	eBay, Inc.
EBAY 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	60	5,070
	Sotheby's
BID 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	20	2,450
BID 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	15	3,488
			26,683
	Oil and Gas and Consumable Fuels
	China Petroleum and Chemical Corporation - ADR
SNP 120421P00080000	Expiration: April 2012, Exercise Price: $80.00	9	112
SNP 121020P00100000	Expiration: October 2012, Exercise Price: $100.00	10	7,100
	PetroChina Company Limited - ADR
PTR 130119P00115000	Expiration: January 2013, Exercise Price: $115.00	9	5,490
PTR 130119P00125000	Expiration: January 2013, Exercise Price: $125.00	8	7,360
			20,062
	Oil and Gas Extraction
	Canadian Natural Resources Ltd.
CNQ 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	50	13,875
CNQ 130119P00033000	Expiration: January 2013, Exercise Price: $33.00	26	10,660
CNQ 130119P00037000	Expiration: January 2013, Exercise Price: $37.00	12	7,800
	Cenovus Energy Inc.
CVE 120922P00030000	Expiration: September 2012, Exercise Price: $30.00	35	4,113
	Chesapeake Energy Corporation
CHK 130119P00017500	Expiration: January 2013, Exercise Price: $17.50	65	7,215
	CNOOC Limited - ADR
CEO 120922P00180000	Expiration: September 2012, Exercise Price: $180.00	12	11,940
	Encana Corporation
ECA 130119P00017500	Expiration: January 2013, Exercise Price: $17.50	130	19,500
ECA 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	13	8,320
	Petroleo Brasileiro S.A. - ADR
PBR 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	101	25,452
PBR 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	8	7,620
	SandRidge Energy, Inc.
SD 130119P00005000	Expiration: January 2013, Exercise Price: $5.00	350	12,950
SD 130119P00007500	Expiration: January 2013, Exercise Price: $7.50	150	18,900
	Sasol Ltd. - ADR
SSL 120616P00035000	Expiration: June 2012, Exercise Price: $35.00	10	2,100
SSL 120616P00040000	Expiration: June 2012, Exercise Price: $40.00	9	2,070
SSL 120922P00045000	Expiration: September 2012, Exercise Price: $45.00	20	3,450
	StatoilHydro ASA - ADR
STO 120421P00025000	Expiration: April 2012, Exercise Price: $25.00	15	150
STO 120721P00022500	Expiration: July 2012, Exercise Price: $22.50	66	2,970
	Suncor Energy, Inc.
SU 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	6	1,731
SU 130119P00032000	Expiration: January 2013, Exercise Price: $32.00	85	32,300
	Total SA - ADR
TOT 130119P00045000	Expiration: January 2013, Exercise Price: $45.00	47	12,925
	WPX Energy Inc.
WPX 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	120	12,900
			218,941
	Personal and Laundry Services
	Weight Watchers International, Inc.
WTW 121020P00065000	Expiration: October 2012, Exercise Price: $65.00	28	12,040

	Petroleum and Coal Products Manufacturing
	CVR Energy, Inc.
CVI 120922P00022500	Expiration: September 2012, Exercise Price: $22.50	90	12,600
CVI 120922P00025000	Expiration: September 2012, Exercise Price: $25.00	35	7,525
			20,125
	Pipeline Transportation
	The Williams Companies, Inc.
WMB1 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	80	3,560
WMB1 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	15	975
			4,535
	Primary Metal Manufacturing
	Commercial Metals Company
CMC 120922P00011000	Expiration: September 2012, Exercise Price: $11.00	50	1,375
	Mueller Industries, Inc.
MLI 120616P00035000	Expiration: June 2012, Exercise Price: $35.00	42	1,050
MLI 120922P00035000	Expiration: September 2012, Exercise Price: $35.00	30	2,625
			5,050
	Professional, Scientific, and Technical Services
	Automatic Data Processing, Inc.
ADP 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	23	4,888

	Rail Transportation
	Canadian National Railway Company
CNI 120421P00065000	Expiration: April 2012, Exercise Price: $65.00	9	67
CNI 120721P00065000	Expiration: July 2012, Exercise Price: $65.00	29	1,957
CNI 121020P00065000	Expiration: October 2012, Exercise Price: $65.00	5	788
	Canadian Pacific Railway Limited
CP 120922P00060000	Expiration: September 2012, Exercise Price: $60.00	4	550
	CSX Corp.
CSX 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	150	26,775
	Norfolk Southern Corporation
NSC 130119P00062500	Expiration: January 2013, Exercise Price: $62.50	15	7,800
NSC 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	16	10,080
NSC 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	15	13,500
	Union Pacific Corporation
UNP 130119P00090000	Expiration: January 2013, Exercise Price: $90.00	4	1,740
UNP 130119P00100000	Expiration: January 2013, Exercise Price: $100.00	26	19,110
			82,367
	Real Estate
	Boston Properties, Inc.
BXP 130119P00077500	Expiration: January 2013, Exercise Price: $77.50	2	385
BXP 130119P00095000	Expiration: January 2013, Exercise Price: $95.00	8	4,160
	Forest City Enterprises, Inc. - Class A
FCEA 120922P00012500	Expiration: September 2012, Exercise Price: $12.50	17	680
	The Howard Hughes Corporation
HHC 120721P00045000	Expiration: July 2012, Exercise Price: $45.00	40	1,500
	Jones Lang LaSalle Incorporated
JLL 120616P00050000	Expiration: June 2012, Exercise Price: $50.00	4	50
	Vornado Realty Trust
VNO 130119P00080000	Expiration: January 2013, Exercise Price: $80.00	33	18,975
			25,750
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities
	Affiliated Managers Group, Inc.
AMG 121222P00090000	Expiration: December 2012, Exercise Price: $90.00	17	7,140
	AllianceBernstein Holding LP
AB 120421P00012500	Expiration: April 2012, Exercise Price: $12.50	94	235
AB 120721P00015000	Expiration: July 2012, Exercise Price: $15.00	50	4,500
	CBOE Holdings Inc.
CBOE 120922P00024000	Expiration: September 2012, Exercise Price: $24.00	50	2,500
CBOE 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	20	2,600
	CME Group Inc.
CME 130119P00220000	Expiration: January 2013, Exercise Price: $220.00	2	1,860
CME 130119P00240000	Expiration: January 2013, Exercise Price: $240.00	8	10,680
	Greenhill & Co., Inc.
GHL 120616P00030000	Expiration: June 2012, Exercise Price: $30.00	15	187
	Interactive Brokers Group, Inc. - Class A
IBKR 130119P00013210	Expiration: January 2013, Exercise Price: $13.21	50	1,625
	Lazard Ltd. - Class A
LAZ 120616P00024000	Expiration: June 2012, Exercise Price: $24.00	40	1,600
LAZ 120922P00025000	Expiration: September 2012, Exercise Price: $25.00	50	6,625
	The Charles Schwab Corporation
SCHW 130119P00010000	Expiration: January 2013, Exercise Price: $10.00	50	1,500
SCHW 130119P00012500	Expiration: January 2013, Exercise Price: $12.50	125	10,938
SCHW 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	50	10,000
			61,990
	Support Activities for Mining
	Halliburton Company
HAL 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	70	36,750

	Support Activities for Transportation
	The Brink's Company
BCO 120922P00022500	Expiration: September 2012, Exercise Price: $22.50	120	17,400
	Expeditors International of Washington, Inc.
EXPD 130119P00037500	Expiration: January 2013, Exercise Price: $37.50	10	1,675
	Grupo Aeroportuario del Pacifico SAB de CV - ADR
PAC 120721P00030000	Expiration: July 2012, Exercise Price: $30.00	21	525
			19,600
	Telecommunications
	China Unicom (Hong Kong) Limited - ADR
CHU 120721P00017000	Expiration: July 2012, Exercise Price: $17.00	70	8,575
CHU 121020P00016000	Expiration: October 2012, Exercise Price: $16.00	57	6,697
	Vodafone Group Plc - ADR
VOD1 130119P00022500	Expiration: January 2013, Exercise Price: $22.50	45	2,925
VOD 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	49	4,043
VOD1 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	25	3,188
			25,428
	Transportation Equipment Manufacturing
	The Boeing Company
BA 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	5	1,625
BA 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	7	3,343
	Federal-Mogul Corporation
FDML 120421P00015000	Expiration: April 2012, Exercise Price: $15.00	100	1,750
FDML 120721P00012500	Expiration: July 2012, Exercise Price: $12.50	35	8,750
FDML 121020P00015000	Expiration: October 2012, Exercise Price: $15.00	35	4,025
	General Dynamics Corporation
GD 130119P00062500	Expiration: January 2013, Exercise Price: $62.50	7	1,873
GD 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	17	5,610
	Lear Corporation
LEA 120922P00035000	Expiration: September 2012, Exercise Price: $35.00	30	6,150
LEA 120922P00040000	Expiration: September 2012, Exercise Price: $40.00	10	1,600
	Oshkosh Corporation
OSK 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	15	2,963
OSK 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	85	36,550
	Toyota Motor Corporation - ADR
TM 130119P00067500	Expiration: January 2013, Exercise Price: $67.50	21	3,255
TM 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	7	1,326
			78,820
	U.S. Equity Exchanges
	The NASDAQ OMX Group, Inc.
NDAQ 130119P00022000	Expiration: January 2013, Exercise Price: $22.00	55	6,875
NDAQ 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	66	14,520
	NYSE Euronext
NYX 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	16	1,560
NYX 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	88	13,024
			35,979
	Utilities
	Cadiz Inc.
CDZI 120519P00010000	Expiration: May 2012, Exercise Price: $10.00	160	18,800
	Calpine Corp.
CPN 130119P00012500	Expiration: January 2013, Exercise Price: $12.50	140	6,300
CPN 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	53	5,035
	Cia de Saneamento Basico do Estado
SBS 120421P00045000	Expiration: April 2012, Exercise Price: $45.00	6	150
SBS 120721P00050000	Expiration: July 2012, Exercise Price: $50.00	40	1,200
	FirstEnergy Corp.
FE 120421P00039000	Expiration: April 2012, Exercise Price: $39.00	10	25
FE 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	10	650
FE 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	25	3,438
	Great Plains Energy Incorporated
GXP 120922P00020000	Expiration: September 2012, Exercise Price: $20.00	40	4,600
	Huaneng Power International, Inc. - ADR
HNP 120818P00022500	Expiration: August 2012, Exercise Price: $22.50	20	4,700
HNP 121117P00020000	Expiration: November 2012, Exercise Price: $20.00	110	11,825
	Korea Electric Power Corporation - ADR
KEP 120922P00010000	Expiration: September 2012, Exercise Price: $10.00	25	3,500
	National Grid PLC - ADR
NGG 120616P00045000	Expiration: June 2012, Exercise Price: $45.00	30	1,275
NGG 120922P00045000	Expiration: September 2012, Exercise Price: $45.00	20	2,100
	NRG Energy, Inc.
NRG 130119P00017500	Expiration: January 2013, Exercise Price: $17.50	60	17,400
NRG 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	75	36,000
POM 120818P00017500	Expiration: August 2012, Exercise Price: $17.50	20	700
	PICO Holdings, Inc.
PICO 120721P00020000	Expiration: July 2012, Exercise Price: $20.00	45	1,237
PICO 120421P00020000	Expiration: April 2012, Exercise Price: $20.00	20	200
PICO 120421P00022500	Expiration: April 2012, Exercise Price: $22.50	25	312
	Utilities Select Sector SPDR Fund
XLU 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	30	2,355
XLU 130119P00031000	Expiration: January 2013, Exercise Price: $31.00	12	1,110
XLU 130119P00032000	Expiration: January 2013, Exercise Price: $32.00	50	5,700
	Veolia Environment - ADR
VE 120421P00015000	Expiration: April 2012, Exercise Price: $15.00	58	1,160
VE 120721P00010000	Expiration: July 2012, Exercise Price: $10.00	135	1,013
VE 120721P00012500	Expiration: July 2012, Exercise Price: $12.50	38	1,235
VE 121020P00012500	Expiration: October 2012, Exercise Price: $12.50	21	1,260
			133,280
	Waste Management and Remediation Services
	Republic Services, Inc.
RSG 121020P00030000	Expiration: October 2012, Exercise Price: $30.00	7	1,172
	Waste Management, Inc.
WM 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	83	9,753
			10,925
	TOTAL PUT OPTIONS WRITTEN
	(premiums received ($2,749,490))		$ 1,661,028

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2012

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As Would Be Reflected in the Statement of Assets and Liabilities
The following is a summary of the fair values of derivative instruments as of March 31, 2012:
Equity Contracts
Assets		Liabilities
Description	Fair Value	Description	Fair Value

Written Options	-	Written option contracts, at value	$1,661,028
Total	$-	Total	$1,661,028

Security Valuation

Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Purchased non-exchange traded options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include:  (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs mayinclude quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptionsabout the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio's net assets as of March 31, 2012:

Assets^	Level 1		Level 2		Level 3			Total
Common Stocks	$113,221,074		$996,543	(1)	$-	*	(2)	$114,217,617
Escrow Notes	-		-		-	*		-
Rights	893,571		-		-			893,571
Short-Term Investments	50,152		300,000	+	-			350,152
Investments Purchased with the Cash
Proceeds from Securities Lending	38,566,913		-		-			38,566,913
Total Investments in Securities	$152,731,710		$1,296,543		$-	*		$154,028,253

*Amount is less than $0.50.
^See Portfolio of Investments for breakout of investments by industry classification.
+Priced at amortized cost.
(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Rental and Leasing Services	$991,440
Telecommunications	5,103
	$996,543

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Special Purpose Entity	$-	*

Transfers into Level 2	$991,440

Transfers were made out of Level 1 and into Level 2 due to a lack of market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$25
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(25)
Net purchases	-
Net sales	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2012	$-	*

*Amount is less than $0.50.

Description	Fair Value at 3/31/2012		Valuation Techniques	Unobservable Input	Range
Common Stocks	$-	#	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings	No active market	$0.00-$0.00
Escrow Notes	-	#	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

The Global Portfolio

The following is a summary of the inputs used to value The Global Portfolio's net assets as of March 31, 2012:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$4,616,268	$25,462	(1)	$-	$4,641,730
Preferred Stocks	276	-		-	276
Warrants	394	-		-	394
Short-Term Investments	250,317	250,000	+	-	500,317
Investments Purchased with the Cash
Proceeds from Securities Lending	1,109,872	-		-	1,109,872
Total Investments in Securities	$5,977,127	$275,462		$-	$6,252,589

^See Portfolio of Investments for breakout of investments by industry classification.
+Priced at amortized cost.

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

Beverage and Tobacco Product Manufacturing	$24,004
Mining (except Oil and Gas)	1,458
	$25,462

Transfers into Level 2	$25,462

Transfers were made into Level 2 due to a lack of market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$2,226
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	776
Net purchases	-
Net sales	-
Transfer in and/or out of Level 3	(3,002)
Balance as of March 31, 2012	$-
Transfers were made out Level 3 into Level 1 due to an increase in market activity.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio's net assets as of March 31, 2012:

Assets^	Level 1		Level 2		Level 3			Total
Common Stocks	$884,982,095		$26,160		$-	*	'(2)	$885,008,255
Preferred Stocks	48,394		-		-			48,394
Convertible Bonds	-		4,817,500		-			4,817,500
Corporate Bonds	-		9		-			9
Short-Term Investments	1,827,804		11,800,000	+	-			13,627,804
Investments Purchased with the Cash								-
Proceeds from Securities Lending	288,417,213		-		-			288,417,213
Total Investments in Securities	$1,175,275,506		$16,643,669		$-	*		$1,191,919,175

*Amount is less than $0.50.
^See Portfolio of Investments for breakout of investments by industry classification.
+Priced at amortized cost.
(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

Merchant Wholesalers, Nondurable Goods	26,160

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Credit Intermediation and Related Activities	$-	*

Transfers out of Level 3 into Level 2	$9
Transfers out of Level 2 into Level 3	-	*
Net transfers in and/or out of Level 2	$9

Transfers were made into Level 2 out of Level 3 due to an increase in market activity.
Transfers were made out of Level 2 and into level 3 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$390,177
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	136,377
Net purchases	-
Net sales	-
Transfer in and/or out of Level 3	(526,554)
Balance as of March 31, 2012	$-	*

*Amount is less than $0.50.

Description	Fair Value at 3/31/2012	Valuation Techniques	Unobservable Input	Range
Common Stocks	$-	Delisted-Acquired by the U.S. Government	No active market	$0.00-$0.00

There is no active market for the Level 3 security, so a conservative value is being assigned until such time as a market exists.

The Medical Portfolio

The following is a summary of the inputs used to value The Medical Portfolio's net assets as of March 31, 2012:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$19,921,999	$-	$-		$19,921,999
Escrow Notes	-	-	-	*	-	*
Rights	22,120	49	-		22,169
Short-Term Investments	94,524	-	-		94,524
Investments Purchased with the Cash
Proceeds from Securities Lending	7,610,549	-	-		7,610,549
Total Investments in Securities	$27,649,192	$49	$-	*	$27,649,241

*Amount is less than $0.50.
^See Portfolio of Investments for breakout of investments by industry classification.

Transfers out of Level 1 into Level 2	$49

Transfers were made out of Level 1 and into level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2012	$-	*

*Amount is less than $0.50.

Description	Fair Value at 3/31/2012	Valuation Techniques	Unobservable Input	Range
Escrow Notes	$-	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings	No active market	$0.00-$0.00

There is no active market for the Level 3 security, so a conservative value is being assigned until such time as a market exists.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio's net assets as of March 31, 2012:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$87,181,180	$61,940	(1)	$-	$87,243,120
Corporate Bonds	-	3		-	3
Rights	411,341	-		-	411,341
Short-Term Investments	90,120	305,000	+	-	395,120
Investments Purchased with the Cash
Proceeds from Securities Lending	22,998,131	-		-	22,998,131
Total Investments in Securities	$110,680,772	$366,943		$-	$111,047,715

^ See Portfolio of Investments for breakout of common stocks by industry classification.
+Priced at amortized cost.
(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Real Estate	$960
Rental and Leasing Services	38,556
Telecommunications	22,424
	$61,940

Transfers into Level 2 from Level 1	$38,556
Transfers into Level 2 from Level 3	3
Transfers out of Level 2 into Level 1	(1,768,064)
Net transfers in and/or out of Level 2	$(1,729,505)

Transfers were made into Level 2 from Level 1 due to a lack of market activity. Transfers were made into Level 2 from Level 3 due to an increase in market activity. Transfers were made out of Level 2 and into Level 1 due to an increase in market activity.

Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$3
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfer in and/or out of Level 3	(3)
Balance as of March 31, 2012	$-

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio's net assets as of March 31, 2012:

Assets^	Level 1		Level 2		Level 3		Total
Common Stocks	$44,941,671		$4,360	(1)	$-	*'(2)	$44,946,031
Exchange Traded Notes	46,626		-		-		46,626
Mutual Funds	7,722		-		-		7,722
Short-Term Investments	970,958		2,300,000	+	-		3,270,958
Investments Purchased with the Cash
Proceeds from Securities Lending	16,095,056		-		-		16,095,056
Total Investments in Securities	$62,062,033		$2,304,360		$-	*	$64,366,393
*Amount is less than $0.50.
^See Portfolio of Investments for breakout of investments by industry classification.
+Priced at amortized cost.
(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

Merchant Wholesalers, Nondurable Goods	$4,360

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Credit Intermediation and Related Activities	$-	*

Transfers out of Level 2 into Level 1	$(1,018,392)
Transfers out of Level 2 into Level 3	-	*
Net transfers in and/or out of Level 2	$(1,018,392)

Transfers were made out of Level 2 and into Level 1 due to an increase in market activity.
Transfers were made out of Level 2 and into Level 3 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Description	Investments in Securities
Balance as of December 31, 2011	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfer in and/or out of Level 3	-	*
Balance as of March 31, 2012	$-	*

*Amount is less than $0.50.

Description	Fair Value at 3/31/2012	Valuation Techniques	Unobservable Input	Range
Common Stocks	$-	Delisted-Acquired by the U.S. Government	No active market	$0.00-$0.00

There is no active market for the Level 3 security, so a conservative value is being assigned until such time as a market exists.

The Water Infrastructure Portfolio

The following is a summary of the inputs used to value The Water Infrastructure Portfolio's net assets as of March 31, 2012:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$1,181,304	^	$-	$-	$1,181,304
Convertible Bonds	-		2,992,020	-	2,992,020
Corporate Bonds	-		5,019,380	-	5,019,380
Warrants			1,300		1,300
Short-Term Investments	63,000				63,000
Investments Purchased with the Cash
Proceeds from Securities Lending	554,858		-	-	554,858
Total Investments in Securities	$1,799,162		$8,012,700	$-	$9,811,862

Liabilities
Put Options Written	$-		$106,575	$-	$106,575

^ See Portfolio of Investments for breakout of common stocks by industry classification.

For the period ended March 31, 2012, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.
Transfers between levels are recognized at the end of the reporting period.

The Multi-Disciplinary Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Portfolio's net assets as of March 31, 2012:

Assets	Level 1	Level 2		Level 3	Total
Common Stocks	$-	$-		$-	$-
Convertible Bonds	-	21,304,092		-	21,304,092
Corporate Bonds	-	9,554,186		-	9,554,186
Municipal Bonds		1,295,000			1,295,000
Short-Term Investments	547,077	700,000	+		1,247,077
Investments Purchased with the Cash
Proceeds from Securities Lending	2,923,080	-		-	2,923,080
Total Investments in Securities	$3,470,157	$32,853,278		$-	$36,323,435

Liabilities
Put Options Written	$-	$1,661,028		$-	$1,661,028

+Priced at amortized cost.
Transfers between levels are recognized at the end of the reporting period.
For the period ended March 31, 2012, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$(25)
Accrued discounts/premiums	-
Realized gain (loss)	25
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2012	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)* /s/ Peter B. Doyle
       Peter B. Doyle, President

Date  May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter B. Doyle
   Peter B. Doyle, President

Date  May 30, 2012

By (Signature and Title)* /s/ Leonid Polyakov
   Leonid Polyakov, Treasurer

Date   May 30, 2012

* Print the name and title of each signing officer under his or her signature.